Scharf Global Opportunity Fund
Schedule of Investments
June 30, 2020 (Unaudited)

Shares	COMMON STOCKS - 88.10%	Value
	Auto Components - 0.19%
10,108	Nexen Corp. (b)	$32,647
	Banks - 2.03%
13,809	Wells Fargo & Co.	353,510
	Beverages - 2.07%
3,910	Heineken N.V. (b)	360,478
	Biotechnology - 2.05%
3,177	Alexion Pharmaceuticals, Inc. (a)	356,587
	Diversified Financial Services - 4.10%
4,002	Berkshire Hathaway, Inc. - Class B (a)	714,397
	Food Products - 4.05%
10,213	Danone (b)	706,355
	Health Care Providers & Services - 12.12%
15,567	CVS Health Corp.	1,011,388
4,884	McKesson Corp.	749,303
3,088	Quest Diagnostics, Inc.	351,909
		2,112,600
	Hotels, Restaurants & Leisure - 3.63%
164,675	Domino's Pizza Group plc (b)	632,957
	Household Durables - 3.76%
9,485	Sony Corp. - ADR	655,698
	Insurance - 4.66%
86,990	AIA Group Ltd. (b)	811,480
	Interactive Media & Services - 5.93%
5,838	Baidu, Inc. - ADR (a)	699,918
5,212	Tencent Holdings Ltd. - ADR	333,568
		1,033,486
	Internet & Direct Marketing Retail - 1.17%
128	Booking Holdings, Inc. (a)	203,820
	IT Services - 1.98%
6,081	Cognizant Technology Solutions Corp. - Class A	345,522
	Machinery - 0.93%
2,866	Otis Worldwide Corp.	162,961
	Media - 7.59%
18,917	Comcast Corp. - Class A	737,385
111,900	Grupo Televisa S.A.B. - ADR (a)	586,356
		1,323,741
	Metals & Mining - 3.08%
19,920	Barrick Gold Corp. (b)	536,645
	Personal Products - 4.11%
13,450	Unilever NV - ADR	716,482
	Pharmaceuticals - 11.85%
4,737	Johnson & Johnson	666,164
8,132	Novartis AG - ADR	710,249
15,880	Roche Holding AG - ADR	688,874
		2,065,287
	Road & Rail - 2.06%
2,408	Kansas City Southern	359,490
	Software - 8.57%
3,823	Microsoft Corp.	778,019
12,959	Oracle Corp.	716,244
		1,494,263
	Specialty Retail - 2.17%
2,658	Advance Auto Parts, Inc.	378,632
	TOTAL COMMON STOCKS (Cost $13,768,625)	15,357,038

	PREFERRED STOCKS - 7.78%
	Auto Components - 0.42%
14,157	Nexen Corp., 4.79% (b)	37,015
19,025	Nexen Tire Corp., 2.70% (b)	36,299
		73,314
	Capital Markets - 0.27%
1,800	Korea Investment Holdings Co., Ltd., 9.25% (b)	47,812
	Containers & Packaging - 0.06%
5,450	NPC, 4.38% (b)	10,874
	Personal Products - 0.45%
1,870	AMOREPACIFIC Group, 1.18% (b)	40,110
65	LG Household & Health Care Ltd., 1.53% (b)	39,178
		79,288
	Technology Hardware, Storage & Peripherals - 6.58%
29,645	Samsung Electronics Co., Ltd., 2.28% (b)	1,146,022
	TOTAL PREFERRED STOCKS (Cost $873,897)	1,357,310

	EXCHANGE-TRADED FUND - 1.98%
2,060	SPDR Gold Shares (a)	344,782
	TOTAL EXCHANGE-TRADED FUND (Cost $321,448)	344,782

	MONEY MARKET FUND - 2.69%
468,557	First American Treasury Obligations Fund, Class Z, 0.06% (c)	468,557
	TOTAL MONEY MARKET FUND (Cost $468,557)	468,557

	Total Investments in Securities (Cost $15,432,527) - 100.55%	17,527,687
	Liabilities in Excess of Other Assets - (0.55)%	(95,859)
	TOTAL NET ASSETS - 100.00%	$17,431,828

ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	Foreign issuer.
(c)	Rate shown is the 7-day annualized yield as of June 30, 2020.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's
Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Country Allocation
% of Net
Country	Assets
United States	49.2%
Republic of Korea	8.0%
Switzerland	8.0%
Netherlands	6.2%
China	5.9%
Hong Kong	4.7%
France	4.1%
Japan	3.8%
United Kingdom	3.6%
Mexico	3.4%
Canada	3.1%

Scharf Global Opportunity Fund
Summary of Fair Value Disclosure at June 30, 2020 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United
States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2020:

Scharf Global Opportunity Fund	Level 1	Level 2	Level 3	Total

Common Stocks
Communication Services	$2,357,226	$-	$-	$2,357,226
Consumer Discretionary	1,903,754	-	-	1,903,754
Consumer Staples	1,783,315	-	-	1,783,315
Financials	1,879,388	-	-	1,879,388
Healthcare	4,534,474	-	-	4,534,474
Industrials	522,451	-	-	522,451
Information Technology	1,839,785	-	-	1,839,785
Materials	536,645	-	-	536,645
Total Common Stocks	15,357,038	-	-	15,357,038
Preferred Stocks
Consumer Discretionary	73,315	-	-	73,315
Consumer Staples	79,288	-	-	79,288
Financials	47,811	-	-	47,811
Information Technology	1,146,022	-	-	1,146,022
Materials	10,874	-	-	10,874
Total Preferred Stocks	1,357,310	-	-	1,357,310
Exchange-Traded Funds	344,782	-	-	344,782
Money Market Fund	468,557	-	-	468,557
Total Investments in Securities	$17,527,687	$-	$-	$17,527,687

Refer to the Fund’s schedule of investments for a detailed break-out of common stocks by industry classification. For the period ended June 30, 2020, the Fund did not recognize any transfers to or from Level 3.